Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified				1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011 King [Member]		Dec. 31, 2011 King [Member]	Jan. 31, 2011 In Process Research and Development [Member] King [Member]
Business Acquisition [Line Items]
Working capital, excluding inventories				$ 155	[1]
Inventories				340	[1]
Property, plant and equipment				412	[1]
Identifiable intangible assets, excluding in-process research and development				1,806	[1]
In-process research and development							303	[1]
Net tax accounts				(328)	[1]
All other long-term assets and liabilities, net				102	[1]
Total identifiable net assets				2,790	[1]
Goodwill	42,519	43,661	44,569	765	[1],[2]
Net assets acquired/total consideration transferred				$ 3,555	[1]	$ 3,600

[1]	Includes animal health-related assets and liabilities. In 2013, we disposed of our Animal Health business. For additional information, see Notes to Consolidated Financial Statements—Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.
[2]	Goodwill recorded as of the acquisition date totaled $720 million for our three biopharmaceutical operating segments and $45 million for our Animal Health operating segment. (Since the acquisition of King, we have revised our operating segments and disposed of our Animal Health business.)